FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS - Schedule of Financial Liabilities at Fair Value Through Profit or Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Financial liabilities	$ 27,275	$ 25,278
Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	264	2,654
Earnout liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	0	1,411
Earn-in liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	0	782
Warrant liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 264	$ 461